Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt
Short-Term Borrowings and Long-Term Debt

7. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2011 consisted of notes payable to banks of ¥76,642 million. Short-term borrowings at March 31, 2010 consisted of notes payable to banks of ¥88,333 million.

Stated annual interest rates on short-term borrowings ranged primarily from 0.47% to 6.10% and from 0.50% to 4.78% at March 31, 2011 and 2010, respectively. The weighted average interest rates on such short-term borrowings at March 31, 2011 and 2010 were 1.4% and 1.5%, respectively.

Available committed lines of credit with certain banks totaled ¥20,000 million both at March 31, 2011 and 2010. The terms of committed lines of credit are 1 year. The Company had no outstanding borrowings as of March 31, 2011 and 2010 related to committed lines of credit.

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2011	2010
Unsecured bonds:
Yen notes (fixed rate 1.20%)	2011	—	¥10,000
Yen notes (floating rate 0.70%)	2012	¥4,000	4,000
Yen notes (floating rate 0.75%)	2013	4,000	4,000
Yen notes (floating rate 0.75%)	2013	2,000	2,000
Yen notes (floating rate 0.47%)	2013	5,000	5,000
U.S.$ notes (floating rate 0.72%)	2013	4,050	4,600
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		17,322	24,216
Unsecured		207,826	224,963
Capital lease obligations		3,118	5,986

Total		277,316	314,765
Less: current portion		(85,556)	(71,432)

		¥191,760	¥243,333

Both fixed and floating rates were included in the interest rates of the long-term loans from banks and insurance companies. The weighted average rates at March 31, 2011 and 2010 were 1.8% and 2.0%, respectively.

The following table presents the annual maturities of long-term debt at March 31, 2011:

(¥ in millions)
Years ending March 31:
2012	¥85,556
2013	97,610
2014	51,441
2015	25,170
2016	8,199
2017 and thereafter	9,340

Total	¥277,316

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Trade accounts	1,403	17,806
Short-term finance receivables	8,575	18,445
Other current assets *1	162	573
Long-term finance receivables	10,871	12,447
Property, plant, and equipment	6,100	6,233

Total	¥27,111	¥55,504

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2011	2010
Short-term borrowings	¥4,710	¥20,751
Current portion of long-term debt	7,345	14,137
Long-term debt	9,977	10,079

Total	¥22,032	¥44,967

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future indebtedness will be given upon request of the bank, and that the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Long-term agreements with lenders other than banks also generally provide that the Company must give additional security upon request of the lender.

There are restrictive covenants related to the borrowings including negative pledges, rating trigger and minimum net worth. The rating trigger states that the Company shall keep or be higher than the "BBB–"rating by Rating and Investment Information, Inc. and the minimum net worth covenant states that the Company shall maintain total equity of more than ¥470.0 billion on the consolidated financial statement and more than ¥302.5 billion on the separate financial statement of the parent company. The Company is in compliance with these restrictive covenants at March 31, 2011.